Summary of Significant Accounting Policies (Details) - Schedule of Common Shares Reflected on the Condensed Consolidated Balance Sheets are Reconciled - USD ($)		3 Months Ended		10 Months Ended		12 Months Ended
	May 04, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Common Shares Reflected On The Condensed Consolidated Balance Sheets Are Reconciled Abstract
Class A common shares subject to redemption		$ 120,634,445	$ 118,392,240			$ 116,150,000
Remeasurement to common stock subject to possible redemption amount		(136,891)	2,242,205	$ 8,839,800	$ 9,989,444	2,242,240
Class A common shares subject to redemption		41,557,941	$ 120,634,445	$ 116,150,000	$ 116,150,000	$ 118,392,240
Redemption of common stock	$ (78,939,613)	$ (78,939,613)